Critical accounting estimates and judgments - Share-based compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Critical accounting estimates and judgments
Percentage of reasonably possible increase in volatility assumption	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in volatility assumption	(10.00%)	(10.00%)	(10.00%)
Risk free interest rate assumption, high amount	0.50%	0.50%	0.50%
Risk free interest rate assumption, low amount	0.00%	0.00%	0.00%
Expense from share-based transactions, if calculated on higher reasonably possible assumptions	SFr 1,239,680	SFr 1,696,301	SFr 711,856
Expense from share-based transactions, if calculated on lower reasonably possible assumptions	2,023,158	2,762,285	911,946
Expense from share-based payment transactions	SFr 1,685,965	SFr 2,298,933	SFr 800,188